Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Receivables [Abstract]
Trade receivables	$ 245.5	$ 196.9
Other receivables and advances	12.0	7.1
Provision for doubtful trade debts	(2.9)	(1.3)	$ (0.9)	$ (1.1)
Total accounts and other receivables	$ 254.6	$ 202.7